SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
SIGNIFICANT ACCOUNTING POLICIES
Schedule of property, plant and equipment estimated useful life and residual value

Category	Estimated useful life
Furniture, fixture and equipment	5 years
Motor vehicles	5 years
Leasehold improvement	Shorter of lease term or economic life

Schedule of revenues disaggregated by revenue sources and revenue types

The following table presents the Group’s revenues from continuing operations disaggregated by revenue sources.

	Years ended December 31,
	2020	2021	2022
Net revenues:
PRC teaching and management services	—	—	5,440
PRC play-and-learn centers	12,215	13,254	7,918
Singapore kindergartens, student care centers and others	25,964	31,007	30,752
Others	4,247	7,644	5,904

Total net revenues	42,426	51,905	50,014

The following table presents the Group’s revenues from continuing operations disaggregated by revenue types.

	Years ended December 31,
	2020	2021	2022
Services:

Tuition fees from kindergartens, play-and-learn centers and student care centers	26,160	32,387	31,292
Franchise fees	8,256	8,612	7,111
Teaching and management services	—	—	5,440
Training and other services	1,115	2,817	919
Royalty fees	253	180	56
	35,784	43,996	44,818
Products:
Sale of educational merchandise	6,642	7,909	5,196
Total net revenues	42,426	51,905	50,014

	Years ended December 31,
	2020	2021	2022
Recognized over time	34,669	41,179	43,472
Recognized point in time	7,757	10,726	6,542
Total net revenues	42,426	51,905	50,014

Schedule of contract liabilities

	As of December 31,
	2021	2022
Prepayments from customers, current portion	3,429	1,830
Prepayments from customers - related parties, current portion	—	25
Prepayments from customers, non-current portion	921	871
Deferred revenue, current portion	7,454	5,039
Deferred revenue, non-current portion	999	737

Schedule of Concentration of customers by revenue	The following customer accounts for 10% or more of revenue from continuing operations for the years ended 2022:

Years ended December 31,
2022

The Former VIEs	6,355

6,355

Schedule of Concentration of customers by accounts receivable	The following customer accounted for 10% or more of the Group’s accounts receivable as of December 31 2022:

As of December 31,
2022

The Former VIEs	1,144

1,144

Schedule of concentration of credit risk

Years ended December 31,
2022

The Former VIEs	6,355

6,355

As of December 31,
2022

The Former VIEs	1,144

1,144